Fiscal Year-End Change (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended		3 Months Ended								11 Months Ended		12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Feb. 02, 2013	Nov. 03, 2012	Aug. 04, 2012	May 05, 2012	Mar. 03, 2012	Nov. 26, 2011	Aug. 27, 2011	May 28, 2011	Feb. 02, 2013	Jan. 28, 2012	Mar. 03, 2012	Feb. 26, 2011
Fiscal Year-End Change [Abstract]
Revenue	$ 189	$ 249
Gross profit	16	24	3,344	2,228	2,261	2,584	3,615	2,528	2,514	2,334	9,346	9,912	10,991	10,932
Operating loss	(14)	(1)	(182)	2	88	264	1,231	309	384	276	(116)	1,898	2,200	2,280
Net earnings (loss) from continuing operations	(13)	0	(460)	(9)	31	169	806	230	228	160	(466)	1,217	1,424	1,465
Gain (loss) from discontinued operations, net of tax	(12)	(28)	81	10	(38)	(17)	(1,238)	(99)	(68)	3	46	(1,394)	(1,402)	(99)
Net loss including noncontrolling interests	(25)	(28)	(379)	1	(7)	152	(432)	131	160	163	(420)	(177)	22	1,366
Net earnings (loss) attributable to Best Buy Co., Inc. shareholders	(14)	(33)	(409)	(10)	12	158	(1,698)	154	177	136	(441)	(1,425)	(1,231)	1,277
Adjustment for Fiscal Year-End Change (Note 2)	74	5
Fiscal Year Change, Adjustments to Cash Flows, Financing Activities	50
Fiscal Year Change, Adjustment to Cash Flows, Investing Activities	$ 18